Revenues - Additional Information (Details 1) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 70.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations		$ 86.0
Expected timing of performance obligation satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations		$ 31.0
Expected timing of performance obligation satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations		$ 55.0
Expected timing of performance obligation satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations		$ 55.0
Expected timing of performance obligation satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations		$ 55.0
Expected timing of performance obligation satisfaction, period		1 year